August 8, 2006



Susan Block, Esq.
Office of Structured Finance, Transportation and Leisure
Division of Corporation Finance
Securities and Exchange Commission
100 F Street, N.E., Mail Stop 3561
Washington, D.C.  20549

Re:      Structured Products Corp.
         Amendment No. 2 to Registration Statement on Form S-3
         Filed July 20, 2006
         File No. 333-133978


Dear Ms. Block:

     This letter responds to comments of the Securities and Exchange Commission staff (the "Staff") contained in your letter, dated August 3, 2006 (the "Comment Letter"), regarding the above referenced Amendment No. 2 to Registration Statement ("Amendment No. 2"). In the text that follows, each comment expressed by the Staff in the Comment Letter is repeated in its entirety and numbered to correspond with its number in the Comment Letter. Each comment is followed by a response made on behalf of Structured Products Corp. (the "Registrant").

     We have also enclosed three copies of each of this letter, Amendment No. 3 to Registration Statement ("Amendment No. 3") and a revised Exhibit 4.1 (Form of Base Trust Agreement), filed by the Registrant today. Please note that Amendment No. 3 contains a prospectus (the "base prospectus") and a form of prospectus supplement (the "prospectus supplement"). Each copy of Amendment No. 3 is blacklined to reflect all of the revisions that were made to Amendment No. 2 and each copy to Exhibit 4.1 is blacklined to reflect all of the revisions that were made to the Exhibit 4.1 which was filed with Amendment No. 2.

     In the text that follows, page references in the headings refer to page numbers of Amendment No. 2; page numbers in the text of our responses refer to page numbers in the enclosed blacklined copy of Amendment No. 3 and related exhibits.

     Each capitalized term that is used in this letter without definition has the meaning specified in the base prospectus or the form of prospectus supplement included in Amendment No. 3.

PROSPECTUS SUPPLEMENT
GENERAL
SUMMARY, S-1
ADDITIONAL UNDERLYING SECURITIES, PAGE S-4

1. We note your response to our prior comment 2 of our letter dated July 10, 2006. If you contemplate using a master trust structure, please revise the disclosure in the prospectus supplement and the base prospectus to indicate that the trust may be a master trust.

     Response: The Registrant notes the comment above and has revised both the prospectus supplement and the base prospectus to indicate that the trust may be a "master trust" within the meaning of Item 1101(c)(3)(i) of Regulation AB.

2. Please also confirm that the master trusts will be structured within the limitations of Item 1101(c)(3)(i) of Regulation AB. Refer to Section III.A.2.f. of the Regulation AB Adopting Release (Release No. 33-8518).

     Response: The Registrant confirms that the master trusts will be structured within the limitations of Item 1101(c)(3)(i) of Regulation AB.

3. Furthermore, if you plan to utilize a master trust structure, please revise your disclosure here and in the base prospectus to reflect that securities held by both the existing and additional Certificateholders will be backed by the expanded asset pool.

     Response: The Registrant notes the comment above and has made the necessary changes to reflect that securities held by both the existing and additional Certificateholders will be backed by the expanded asset pool.

4. Finally, if you plan to use a master trust structure, please confirm that you are aware of and will comply with your reporting responsibilities under the Exchange Act. In particular, please confirm your understanding that subsequent issuances from the same issuing entity may renew your Exchange Act reporting requirements if they have been previously suspended. We note your disclosure on page 28 under "Reports in relation to the Certificates" that you will file distribution reports on Form 10-D and 10-K for as long as the Company is subject to the reporting requirements of the Exchange Act.

     Response: The Registrant confirms that it is aware of and will comply with its reporting responsibilities under the Exchange Act. The Registrant further confirms that subsequent issuances from the same issuing entity may renew certain Exchange Act reporting requirements if they have been previously suspended.

CALL [RIGHTS] [WARRANTS], PAGE S-6

5. We note your response to prior comment 5. Please confirm that any call rights or warrants granted by the Issuing Entity for Deposited Assets would only be issued by trusts that contain only one single type of underlying security issued by a single issuer.

     Response: The Registrant confirms that any call rights or warrants granted by the Issuing Entity for Deposited Assets will only be issued by trusts that contain only one single type of underlying security issued by a single issuer. The Registrant has revised the base prospectus to clarify this point.

BASE PROSPECTUS
EXHIBIT 4.1

6. Please note that Rule 15d-18 of the Exchange Act requires that each party that participates in the servicing function must provide a report regarding its assessment of compliance with the servicing criteria outlined in Item 1122(d). Please note that separate servicer compliance statements as outlined in Item 1123 may also be required. It appears to us that an Administrative Agent may participate in the servicing function as outlined in Article III. Please tell us the parties that will be performing servicing activities and please revise your trust agreement to reflect any additional Exchange Act reporting responsibilities, if necessary. Also refer to Note to Rule 15d-18 and Section 17 of the Regulation AB Telephone Interpretations available on our website.

     Response: Both the Trustee and the Administrative Agent (if any) may perform servicing activities. Accordingly, the Registrant has revised Section 6.1(c) of Exhibit 4.1 to cover both the Trustee and the Administrative Agent (if any).

7. We also note that the Independent Public Accountants' Administrative report described in Section 3.16 may not satisfy Item 1122(b) of Regulation AB. Is this the same report that you are referring to in Article VI, Section 6.1(c) or is
Section 3.16 referring to something different?

     Response: Section 3.16 and Section 6.1(c) refer to the same report. The Registrant has therefore deleted Section 3.16 in order to avoid any ambiguity which may be caused by this redundancy.

     If you have any questions regarding this response letter, please do not hesitate to call me at (212) 506-5041 or Craig Stearns at (212) 506-3780.

     Thank you.


                                   Sincerely yours,

                                   /s/ Al B. Sawyers
                                       -------------------
                                       Al B. Sawyers


cc.: Rolaine Bancroft, Esquire